UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
______________________________________________
     Thomas B. Ellis     Boston, Massachusetts     August 12, 2011

*
______________________________________________
     Todd B. Hammer      Boston, Massachusetts     August 12, 2011




*
______________________________________________
     Sarah L. Filion, Attorney-in-Fact

Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 15, 2009.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $719,667 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     3125  1250000 SH       SOLE                  1250000
ALIMERA SCIENCES INC           COM              016259103     1568   192449 SH       SOLE                   192449
BAXTER INTL INC                COM              071813109    24950   418000 SH       SOLE                   418000
CARTER INC                     COM              146229109    15491   503620 SH       SOLE                   503620
CHRISTOPHER & BANKS CORP       COM              171046105     9775  1700000 SH       SOLE                  1700000
COCA COLA ENTERPRISES INC NE   COM              19122T109    30347  1040000 SH       SOLE                  1040000
CSG SYS INTL INC               COM              126349109    19441  1052000 SH       SOLE                  1052000
CVS CAREMARK CORPORATION       COM              126650100    40849  1087000 SH       SOLE                  1087000
DELIA'S INC NEW                COM              246911101     4038  2572098 SH       SOLE                  2572098
GENERAL MTRS CO                COM              37045V100    61854  2037361 SH       SOLE                  2037361
HEALTH NET INC                 COM              42222G108    40031  1247453 SH       SOLE                  1247453
INTERVAL LEISURE GROUP INC     COM              46113M108    26645  1946281 SH       SOLE                  1946281
LEAR CORP                      COM NEW          521865204    44495   832000 SH       SOLE                   832000
LOWES COS INC                  COM              548661107    25874  1110000 SH       SOLE                  1110000
MEDCATH CORP                   COM              58404W109     6143   452041 SH       SOLE                   452041
MI DEVS INC                    CL A SUB VTG     55304X104    62633  2058252 SH       SOLE                  2058252
MICROSOFT CORP                 COM              594918104    42900  1650000 SH       SOLE                  1650000
NEW YORK & CO INC              COM              649295102    14850  3000000 SH       SOLE                  3000000
PEP BOYS MANNY MOE & JACK      COM              713278109    27325  2500000 SH       SOLE                  2500000
PSIVIDA CORP                   COM              74440J101     4109   960000 SH       SOLE                   960000
RUBICON TECHNOLOGY INC         COM              78112T107     4215   250000 SH       SOLE                   250000
SEMGROUP CORP                  CL A             81663A105    50827  1980000 SH       SOLE                  1980000
SLM CORP                       COM              78442P106    30762  1830000 SH       SOLE                  1830000
SPARK NETWORKS INC             COM              84651P100     4378  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    29006  1334842 SH       SOLE                  1334842
WELLPOINT INC                  COM              94973V107    27412   347998 SH       SOLE                   347998
XEROX CORP                     COM              984121103    66624  6400000 SH       SOLE                  6400000